Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net sales	$ 368.4	$ 391.7		$ 425.3		$ 407.7		$ 345.4		$ 374.2		$ 417.1		$ 406.7		$ 383.3		$ 693.9	$ 753.1	$ 1,570.1		$ 1,581.3		$ 1,541.8
Gross profit	134.7	132.9		135.3		126.9		106.6		112.6		131.8		133.5		130.1		252.3	233.5	501.7		508.0		510.9
Earnings from continuing operations before income taxes	19.2	62.8		59.1		53.9		20.6		37.7		51.0		52.4		46.1		41.9	74.4	196.3		187.2		204.6
Discontinued operations:
(Loss) earnings from discontinued operations, net of income taxes		(0.2)		0.3		0.1		(0.1)		0.0		0.0		(0.3)		(0.1)				0.1		(0.4)		(0.5)
Loss on sale of discontinued operations, net of income taxes		0.0		0.0		0.0		0.0		0.0		(1.1)		0.0		0.0				0.0		(1.1)		(2.7)
Net earnings	$ 15.1	$ 65.1		$ 41.1		$ 36.9		$ 14.0		$ 27.4		$ 62.9		$ 36.9		$ 32.6		$ 33.2	$ 50.9	$ 157.1		$ 159.8		$ 146.1
Basic and diluted earnings per share:
Earnings from continuing operations		$ 0.48		$ 0.30		$ 0.27		$ 0.10		$ 0.20		$ 0.47		$ 0.27		$ 0.24				$ 1.15	[1]	$ 1.18	[1]	$ 1.09	[1]
Discontinued operations:
Loss from discontinued operations		0		0		0		0		0		0		0		0				0	[1]	0	[1]	0	[1]
Loss on sale of discontinued operations, net of income taxes		0.00		0.00		0.00		0.00		0.00		(0.01)		0.00		0.00				0.00	[1]	(0.01)	[1]	(0.02)	[1]
Basic and diluted net earnings per share		$ 0.48	[2]	$ 0.30	[2]	$ 0.27	[2]	$ 0.10	[2]	$ 0.20	[2]	$ 0.46	[2]	$ 0.27	[2]	$ 0.24	[2]			$ 1.15	[1]	$ 1.17	[1]	$ 1.07	[1]
Scenario, Previously Reported [Member]
Earnings from continuing operations before income taxes						$ 53.8

[1]	On March 4, 2016, MTW distributed 137.0 million shares of MFS common stock to MTW shareholders in connection with its spin-off of MFS. Basic and diluted earnings per common share and the average number of common shares outstanding were retrospectively restated for the number of MFS shares outstanding immediately following this transaction. As described in Note 1 "Description of the Business and Basis of Presentation," our audited combined financial statements may not be indicative of MFS' future performance and do not necessarily include all the of the actual expenses that would have been incurred by MFS (including, but not limited to, interest expense related to the debt financing described in Note 25 "Subsequent Events") and may not reflect the results of operations had MFS been a standalone company during the periods presented. See Note 24, "Earnings Per Share" in the audited combined financial statements for more information.
[2]	On March 4, 2015, MTW distributed 137.0 million shares of MFS common stock to MTW shareholders in connection with its spin-off of MFS. See Note 24, "Earnings Per Share," in the Audited Combined Financial Statements for more information. Basic and diluted earnings per common share and the average number of common shares outstanding were retrospectively restated for the number of MFS shares outstanding immediately following this transaction.